                            MARTIN CURRIE BUSINESS TRUST
                             ASIA PACIFIC EX JAPAN FUND








                                 SEMI-ANNUAL REPORT

                                  OCTOBER 31, 1998

                                    (UNAUDITED)

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                        PROFILE AT OCTOBER 31, 1998 (Unaudited)



 OBJECTIVE         Long term capital appreciation through active management of a diversified portfolio of equities in Asian countries with emerging markets and developing economies.

 LAUNCH DATE       March 24, 1995

 FUND SIZE         $33.2m


 PERFORMANCE       Total return from May 1, 1998 through October 31, 1998

                   -  MCBT - Emerging Asia Fund (excluding all transaction fees)          -25.0%
                   -  MCBT - Emerging Asia Fund (including all transaction fees)          -26.9%
                   -  The Morgan Stanley Capital International -
                        Emerging Asia ex Japan Index                                      -29.5%

                   Annualized total return from March 24, 1995 through October 31, 1998

                   -  MCBT - Emerging Asia Fund (excluding all transaction fees)          -35.6%
                   -  MCBT - Emerging Asia Fund (including all transaction fees)          -36.1%
                   -  The Morgan Stanley Capital International -
                        Emerging Asia ex Japan Index (from April 1, 1995
                        through October 31, 1998)                                         -22.3%

 PORTFOLIO         The last six months have been marked by continued
 COMMENTS          deterioration in the emerging Asian economies.  They
                   have contracted as domestic demand has collapsed and the number of bankruptcies and unemployed has risen. Much of this has been reflected in the stockmarkets, with the benchmark MSCI Emerging Asia ex Japan index down 29.5% and this fund down by 25.0%.

                   While markets have been sold aggressively, there are areas of interest for Asian investors. But there is growing distinction between those markets that are implementing reform and those that are not. The introduction of capital controls in MALAYSIA has effectively closed that market to foreign investment. In contrast SOUTH KOREA and THAILAND, which have done the most to reform their banking systems and economies, have seen capital in-flows.

                   We have increased our weighting in South Korea and Thailand. The former we bought Medison, a leading exporter of medical imaging equipment, and added to existing positions. In Thailand we have bought Bangkok Expressway, a toll road company, and PTTEP, an oil and gas exploration company.

                   In the last two months currencies have stabilized and stockmarkets across the region have enjoyed a rally. This has been led by improving liquidity as interest rates have fallen. The surprise cut in US interest rates in October shifted expectations of a global cut in interest rates. Additionally the build up of current account surpluses has allowed central banks leeway to reduce rates.

                   Change in mandate
                   -----------------

                   As emerging Asian markets have contracted, so has the investible universe. This has resulted in our portfolio having to take larger and larger bets against the index in fewer stocks. To manage this portfolio risk better, the fund's mandate has been broadened to include the developed Asian markets. This will provide us with a wider stock universe and allows us to better diversify risk.

                   As of November 1998, the MCBT Emerging Asia Fund became the MCBT Asia Pacific ex Japan Fund.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                        PROFILE AT OCTOBER 31, 1998 (Unaudited)



                   Outlook
                   -------

                   Asia will continue to face a difficult economic environment. Domestic demand will remain weak and exports will slow as global demand falters. But currencies will stabilise as countries continue to generate current account surpluses. This will help interest rates remain at these lower levels and provide an environment for eventual Asian recovery.



 INVESTMENT        James Fairweather is Chief Investment Officer.  All funds
 MANAGER           are managed on a team basis, with a named director heading
 PROFILE           each team.

                   Adrian Mowat manages the MCBT Emerging Asia ex Japan Fund. Adrian graduated from Edinburgh University in 1988 with a degree in Electronic and Electrical Engineering. He joined Martin Currie in 1988 and has worked in our Far East and American investment teams. Adrian was promoted to investment manager in 1993 and became a director of Martin Currie in 1994. He was appointed head of the Pacific Basin team in September 1998.

                   The international strategy group sets limits for regional allocation. The managers of the funds are responsible for the selection of stocks.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                        PROFILE AT OCTOBER 31, 1998 (Unaudited)



ASSET ALLOCATION
     (% of net assets)

[GRAPHIC]

[RAW DATA FOR PIE CHART]

China                      2%
Hong Kong                  9%
Korea                      8%
Taiwan                    16%
Thailand                   1%
ST Investment             59%
Other Net Assets           5%
TOTAL:                   100%


LARGEST HOLDINGS
BY COUNTRY                                                     % OF NET ASSETS
                    TAIWAN

                    Bank SinoPac                                      1.8
                    Far Eastern Textile                               1.8

                    CHINA

                    Guangdong Kelon Electrical                        2.1

                    HONG KONG

                    China Telecom (Hong Kong) Limited                 2.4
                    Johnson Electric Holdings                         2.4

                    THAILAND

                    Bangkok Expressway Public
                    Company Limited                                   1.3

                    KOREA

                    Samsung Electronics America Incorporated          2.6

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1998 (Unaudited)


                                                                      SHARES/PAR            VALUE
                                                                      ----------            -----
COMMON STOCK AND CONVERTIBLE BONDS - 35.7%
CHINA - 2.1%
    GUANGDONG KELON ELECTRICAL                                          820,000         $   698,773
                                                                                        -----------
      TOTAL CHINA - (COST $715,176)                                                         698,773
                                                                                        -----------
HONG KONG - 8.7%
    CHINA TELECOM (HONG KONG) LIMITED                                   430,000             807,812
    HUANENG POWER INTERNATIONAL INCORPORATED                          1,450,000             505,487
    JOHNSON ELECTRIC HOLDINGS                                           340,000             790,187
    ROAD KING INFRASTRUCTURE LIMITED                                  1,090,000             774,048
                                                                                        -----------
      TOTAL HONG KONG - (COST $2,995,494)                                                 2,877,534
                                                                                        -----------
KOREA - 7.9%
    HOUSING & COMMERCIAL BANK, GDR                                      107,532             451,634
    MEDISON COMPANY                                                      49,185             544,222
    POHANG IRON & STEEL COMPANY                                          17,810             782,857
    SAMSUNG ELECTRONICS AMERICA INCORPORATED                             21,027             860,522
                                                                                        -----------
      TOTAL KOREA - (COST $3,272,884)                                                     2,639,235
                                                                                        -----------
PHILIPPINES - 0.2%
    MUSIC CORPORATION *                                                 870,000              68,996
                                                                                        -----------
      TOTAL PHILIPPINES - (COST $61,765)                                                     68,996
                                                                                        -----------
TAIWAN - 15.5%
    A.D.I. CORPORATION                                                  728,000             413,113
    ACER PERIPHERALS INCORPORATED                                       288,250             364,480
    BANK SINOPAC                                                      1,418,360             605,838
    CHUNG HSING BILLS FINANCE CORPORATION                             1,000,000             548,959
    EVERGREEN MARINE CORPORATION                                        563,280             519,416
    FAR EASTERN TEXTILE LIMITED                                         864,146             602,304
    ORIENT SEMICONDUCTOR ELECTRONICS LIMITED, 1.500%, 02/26/2003     $  650,000             561,730
    PACIFIC CONSTRUCTION                                              1,404,000             549,909
    PRESIDENT ENTERPRISES CORPORATION                                   497,000             424,577
    TAIWAN SEMICONDUCTOR MANUFACTURING                                  274,935             555,381
                                                                                        -----------
      TOTAL TAIWAN - (COST $6,438,568)                                                    5,145,707
                                                                                        -----------
THAILAND - 1.3%
    BANGKOK EXPRESSWAY PUBLIC COMPANY LIMITED *                         470,000             428,494
                                                                                        -----------
      TOTAL THAILAND - (COST $409,024)                                                      428,494
                                                                                        -----------
TOTAL COMMON STOCK AND CONVERTIBLE
    BONDS - (COST $13,892,911)+                                                          11,858,739
                                                                                        -----------

See notes to financial statements.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1998 (Unaudited)


                                                                      PRINCIPAL
                                                                        AMOUNT                VALUE
                                                                        ------                -----
SHORT TERM INVESTMENT - 59.5%
    STATE STREET BANK AND TRUST REPURCHASE AGREEMENT,
      4.250%, 11/02/1998 (a)                                          $1,813,000         $ 1,813,000
    UNITED STATES TREASURY BILLS, 3.500%, 11/12/1998                  18,000,000          17,980,750
                                                                                         -----------
TOTAL SHORT TERM INVESTMENT - (COST $19,793,750)                                          19,793,750
                                                                                         -----------
TOTAL INVESTMENTS - (COST  $33,686,661) - 95.2%                                           31,652,489
CASH, RECEIVABLES AND OTHER ASSETS,
    LESS LIABILITIES - 4.8%                                                                1,589,310
                                                                                         -----------
NET ASSETS - 100.0%                                                                      $33,241,799
                                                                                         -----------
                                                                                         -----------


*    Non-income producing security.
(a) The repurchase agreement, dated 10/30/98, $1,813,000 par due 11/2/98, is collateralized by United States Treasury Notes, 7.250%, due 5/15/04, with a market value of $1,854,450.

+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows: Banks 3.2%, Building & Construction 3.6%, Computers 2.3%, Drugs & Health Care 1.6%, Electric Utilities 3.9%, Electronics 2.8%, Financial Services 1.6%, Food & Beverages 1.3%, Household Appliances & Home Furnishings 2.1%, Real Estate 1.7%, Semi-Conductor Manufacturing Equipment 3.4%, Steel 2.4%,Telecommunications 2.4%, Textiles 1.8%, Transportation 1.6%.

GDR  Global Depositary Receipts.








See notes to financial statements.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                            STATEMENT OF ASSETS AND LIABILITIES
                                                   OCTOBER 31, 1998 (Unaudited)



ASSETS
  Investments in securities, at value (cost $31,873,661) (Note B)             $ 29,839,489
  Investments in repurchase agreements, at value (Note B)                        1,813,000
                                                                              ------------
     Total Investments                                                          31,652,489
  Cash                                                                                 140
  Foreign currency, at value (cost $1,210,804) (Note B)                          1,215,021
  Receivable for investments sold                                                  473,889
  Dividend and interest receivable                                                  10,563
  Prepaid insurance expense                                                            965
  Deferred organization expenses (Note B)                                            3,365
                                                                              ------------
    TOTAL ASSETS                                                                33,356,432
                                                                              ------------

LIABILITIES
  Payable for investments purchased                                                 31,368
  Management fee payable (Note C)                                                   33,203
  Administration fee payable (Note C)                                               11,179
  Trustees fees payable (Note C)                                                     1,463
  Accrued expenses and other liabilities                                            37,420
                                                                              ------------
    TOTAL LIABILITIES                                                              114,633
                                                                              ------------

TOTAL NET ASSETS                                                              $ 33,241,799
                                                                              ------------
                                                                              ------------

COMPOSITION OF NET ASSETS
  Paid-in-capital                                                             $ 98,875,054
  Undistributed net investment loss                                             (1,916,351)
  Accumulated net realized loss on investment
    and foreign currency transactions                                          (61,691,204)
  Net unrealized depreciation on investment
    and foreign currency transactions                                           (2,025,700)
                                                                              ------------

TOTAL NET ASSETS                                                              $ 33,241,799
                                                                              ------------
                                                                              ------------

NET ASSET VALUE PER SHARE                                                     $       1.96
($33,241,799 / 16,998,393 shares of beneficial interest outstanding)          ------------
                                                                              ------------

See notes to financial statements.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                                        STATEMENT OF OPERATIONS
                                  SIX MONTHS ENDED OCTOBER 31, 1998 (Unaudited)



INVESTMENT INCOME
  Interest income                                                              $    56,324
  Dividend income                                                                  128,585
  Foreign taxes withheld                                                           (26,243)
                                                                               -----------
    TOTAL INVESTMENT INCOME                                                        158,666
                                                                               -----------

EXPENSES
  Management fee (Note C)                                                          115,766
  Custodian fee                                                                     34,759
  Administration fee (Note C)                                                       27,725
  Audit fee                                                                         12,602
  Legal fees                                                                           707
  Transfer agent fee                                                                 3,154
  Trustee fees (Note C)                                                                353
  Amortization of deferred organization expenses                                     1,284
  Miscellaneous expenses                                                             5,986
  Fees and expenses waived by the investment manager (Note C)                      (47,977)
                                                                               -----------
    TOTAL EXPENSES                                                                 154,359
                                                                               -----------

NET INVESTMENT INCOME                                                                4,307
                                                                               -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  Net realized loss on investments                                              (6,373,641)
  Net realized loss on foreign currency transactions                               (49,560)
  Net unrealized appreciation on:
    Investments (net of foreign taxes of ($602))                                 1,702,652
    Foreign currency transactions                                                    9,690
                                                                               -----------

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                (4,710,859)
                                                                               -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                     $(4,706,552)
                                                                               -----------
                                                                               -----------

See notes to financial statements.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                             STATEMENT OF CHANGES IN NET ASSETS



                                                                              Six Months
                                                                                 Ended                Year
                                                                           October 31, 1998           Ended
                                                                              (Unaudited)        April 30, 1998
                                                                              -----------        --------------
NET ASSETS at beginning of period                                              $21,072,974         $84,384,554
                                                                               -----------         -----------

DECREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                                                       4,307             (40,188)
  Net realized loss on investment transactions                                  (6,373,641)        (44,893,511)
  Net realized loss on foreign currency transactions                               (49,560)         (2,054,320)
  Net unrealized appreciation (depreciation) on:
    Investments                                                                  1,702,652          (4,450,434)
    Foreign currency transactions                                                    9,690             (15,262)
                                                                               -----------         -----------
  Net decrease in net assets from operations                                    (4,706,552)        (51,453,715)
                                                                               -----------         -----------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares                                             18,501,093           8,136,783
  Cost of shares repurchased                                                    (1,655,000)        (20,466,078)
  Paid in capital from subscription and redemption fees                             29,284             471,430
                                                                               -----------         -----------
  Total increase (decrease) in net assets from capital share transactions       16,875,377         (11,857,865)
                                                                               -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS                                           12,168,825         (63,311,580)
                                                                               -----------         -----------

NET ASSETS at end of period (includes undistributed net investment             $33,241,799         $21,072,974
  losses of ($1,916,351) and ($2,054,320), respectively)                       -----------         -----------
                                                                               -----------         -----------


OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                                    9,583,666           2,782,687
  Less shares repurchased                                                         (710,300)         (3,417,299)
                                                                               -----------         -----------
  Net share transactions                                                        (8,873,366)           (634,612)
                                                                               -----------         -----------
                                                                               -----------         -----------

See notes to financial statements.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
                                         FOR A SHARE OUTSTANDING FOR THE PERIOD


                                        Six Months
                                           Ended           Year          Year (4)       Year (4)   March 24, 1995 *
                                      October 31, 1998     Ended         Ended          Ended         through
                                        (Unaudited)   April 30, 1998 April 30, 1997 April 30, 1996 April 30, 1995
                                        -----------   -------------- -------------- -------------- --------------
PER SHARE OPERATING PERFORMANCE
-------------------------------
Net asset value, beginning of period $     2.590      $     9.630    $    12.360  $      9.980    $    10.000
                                     -----------      -----------    -----------  ------------    -----------
Net investment income(loss)                0.124           (0.227)        (0.101)       (0.029)         0.009
Net realized and unrealized gain(loss)
    on investment and foreign currency
    transactions                          (0.756)          (6.871)        (2.503)        2.446         (0.029)
                                     -----------      -----------    -----------  ------------    -----------
Total from investment operations          (0.632)          (7.098)        (2.604)        2.417         (0.020)
                                     -----------      -----------    -----------  ------------    -----------
Less distributions:
    In excess of net investment income     0.000            0.000         (0.009)        0.000          0.000
    Net realized gains                     0.000            0.000          0.000        (0.209)         0.000
    In excess of net realized gains        0.000            0.000         (0.305)        0.000          0.000
                                     -----------      -----------    -----------  ------------    -----------
Total distributions                        0.000            0.000         (0.314)       (0.209)         0.000
                                     -----------      -----------    -----------  ------------    -----------
Paid in capital from subscription and
    redemption fees (Note B)               0.002            0.058          0.188         0.172          0.000
                                     -----------      -----------    -----------  ------------    -----------
Net asset value, end of period            $1.960           $2.590         $9.630       $12.360         $9.980
                                     -----------      -----------    -----------  ------------    -----------
                                     -----------      -----------    -----------  ------------    -----------

TOTAL INVESTMENT RETURN (1) (2)           (24.32)%         (73.10)%       (19.82)%       26.30%         (0.20)%
-----------------------              -----------      -----------    -----------  ------------    -----------
                                     -----------      -----------    -----------  ------------    -----------

RATIOS AND SUPPLEMENTAL DATA
----------------------------
Net assets, end of period            $33,241,799      $21,072,974    $84,384,554  $129,326,397    $42,027,699
Operating expenses, net, to
      average net assets (Note C)           2.00%(3)         2.00%          1.89%         1.93%          1.85%(3)
Operating expenses, gross, to average
      net assets (Note C)                   2.62%(3)         2.23%          1.98%         2.18%          2.57%(3)
Net investment income(loss)
    to average net assets                   0.06%(3)        (0.09)%        (0.89)%       (0.27)%         0.96%(3)
Portfolio turnover rate                       28%             162%           118%           65%             0%
Per share amount of fees waived (Note C)  $0.695           $0.552         $0.011        $0.027         $0.007
-------------------------------------------------------------------------------------------------------------------


*   Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees. Total return would have been lower had certain expenses not been waived.
(2) Periods less than one year are not annualized.
(3) Annualized.
(4) The per share amounts were computed using a monthly average number of shares outstanding during the year.

See notes to financial statements.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                                  NOTES TO FINANCIAL STATEMENTS


NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers seven funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund, Asia Pacific ex Japan Fund (formerly "Emerging Asia Fund") and EMEA Fund, (the "Funds"). The MCBT Asia Pacific ex Japan Fund (the "Fund") commenced investment operations on March 24, 1995. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)


FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. There were no open forward foreign currency contracts at October 31, 1998.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 1.75% of the amount invested and a redemption fee on cash redemptions of 1.75% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the six months ended October 31, 1998, $322 was collected in purchase premiums and $28,962 was collected in redemption fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)


The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.


ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.


NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.50% of the Fund's average net assets. Prior to September 20, 1996 the Investment Manager had voluntarily agreed to limit its fee to 1.25% of the Fund's average net assets.

The Investment Manager has also voluntarily undertaken to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 2.00% of the Fund's average net assets on an annualized basis. For the six months ended October 31, 1998, the Investment Manager has waived $47,977 of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended October 31, 1998 were $3,725,673 and $6,642,750 respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1998 were as follows:

          IDENTIFIED          GROSS UNREALIZED             NET UNREALIZED
            COST         APPRECIATION   (DEPRECIATION)     (DEPRECIATION)
          ----------     ------------   --------------     --------------
         $33,686,661       $621,391      $(2,655,563)       $(2,034,172)


NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 1998 there were three shareholders who owned greater than 10% of the Fund's outstanding shares, representing 53% of the Fund.

                                                MCBT ASIA PACIFIC EX JAPAN FUND
-------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)


NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange) in emerging markets. Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly from the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

-------------------------------------------------------------------------------

                            MARTIN CURRIE BUSINESS TRUST


                                  -----------------


                               TRUSTEES  AND OFFICERS

                    C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                              Simon D. Eccles, TRUSTEE
                           Patrick R. Wilmerding, TRUSTEE
                   Colin Winchester, VICE PRESIDENT AND TREASURER
                          J. Grant Wilson, VICE PRESIDENT
                           Julian M.C. Livingston, CLERK

                                * INTERESTED TRUSTEE

                                  -----------------


                                 INVESTMENT MANAGER

                                Martin Currie, Inc.
                                   Saltire Court
                                 20 Castle Terrace
                                 Edinburgh EH1 2ES
                                011-44-131-229-5252

                                 Regulated by IMRO

                     Registered Investment Adviser with the SEC

                                  -----------------


    ----------------------------------------------------------------------
   | The information contained in this report is intended for general | | informational purposes only. This report is not authorized for | | distribution to prospective investors unless preceded or accompanied | | by a current Private Placement Memorandum which contains important | | information concerning the Fund and its current offering of shares. |
    ----------------------------------------------------------------------